UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Insight Venture Management, LLC

   Address:   680 Fifth Avenue, 8th Floor
              New York, NY 10019

   Form 13F File Number:   28-14022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Blair Flicker
   Title:   Managing Director
   Phone:   212-230-9200

Signature, Place and Date of Signing

/s/ Blair Flicker             New York, NY                1/17/2013
-----------------------   	-------------------------   ---------
[Signature]           	[City, State]               [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

  Form 13F File Number           Name
  28-12516                       Insight Holdings Group, LLC